Biological Assets - Schedule of Cost of Goods Sold (Details) pure in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule of Cost of Goods Sold [Line Items]
Current biological assets, Amount	$ 1,826,766	$ 1,608,223	$ 1,712,153	$ 1,861,106
Non-current biological assets, Amount	611,799	518,234	$ 531,477	$ 501,958
Total of biological assets:	2,438,565	2,126,457
Chicken and eggs [Member]
Schedule of Cost of Goods Sold [Line Items]
Current biological assets, Amount	$ 682,393	$ 598,232
Current biological assets, Quantity	705,445	553,455
Cattle [Member]
Schedule of Cost of Goods Sold [Line Items]
Current biological assets, Amount	$ 96,498	$ 68,789
Current biological assets, Quantity	70	64
Non-current biological assets, Amount	$ 2,130	$ 2,225
Non-current biological assets, Quantity	1	1
Hogs [Member]
Schedule of Cost of Goods Sold [Line Items]
Current biological assets, Amount	$ 786,831	$ 731,104
Current biological assets, Quantity	8,553	8,153
Non-current biological assets, Amount	$ 124,981	$ 106,793
Non-current biological assets, Quantity	688	680
Lamb [Member]
Schedule of Cost of Goods Sold [Line Items]
Current biological assets, Amount	$ 8,811	$ 189
Current biological assets, Quantity	48	1
Fish (biomass - kg) [Member]
Schedule of Cost of Goods Sold [Line Items]
Current biological assets, Amount	$ 252,233	$ 209,909
Current biological assets, Quantity	30,099	23,525
Mature chickens (breeding stage) [Member]
Schedule of Cost of Goods Sold [Line Items]
Non-current biological assets, Amount	$ 238,586	$ 204,160
Non-current biological assets, Quantity	26,561	26,052
Immature chickens (in development) and eggs [Member]
Schedule of Cost of Goods Sold [Line Items]
Non-current biological assets, Amount	$ 232,359	$ 189,763
Non-current biological assets, Quantity	17,260	16,362
Mature fish (biomass - kg) [Member]
Schedule of Cost of Goods Sold [Line Items]
Non-current biological assets, Amount	$ 1,821	$ 1,178
Non-current biological assets, Quantity	58	51
Immature fish (biomass - kg) and eggs [Member]
Schedule of Cost of Goods Sold [Line Items]
Non-current biological assets, Amount	$ 10,128	$ 12,372
Non-current biological assets, Quantity	692	574
Eucalyptus forests (hectares) [Member]
Schedule of Cost of Goods Sold [Line Items]
Non-current biological assets, Amount	$ 1,794	$ 1,743
Non-current biological assets, Quantity	893	938